NOTES PAYABLE AND CAPITAL LEASES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended				36 Months Ended
	Feb. 19, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Debt Instrument [Line Items]
Balance of 20% notes		$ 3,073,751		$ 3,073,751		$ 2,909,119	$ 1,113,925			$ 1,113,925
PPP loans payable		1,283,624		1,283,624		1,283,624	1,283,624			1,283,624
Amortization of incentive shares						76,927
Interest expense from amortization				162,626	$ 1,346,861	1,429,386	1,493,975
Paycheck protection plan loan payable						$ 1,283,624	$ 1,283,624			1,283,624
Warrant [Member]
Debt Instrument [Line Items]
Common stock, issued						527,731	4,210,960
Paycheck Protection Plan Loan [Member]
Debt Instrument [Line Items]
Debt discount		0		0		$ 0	$ 0			0
Proceeds from loans	$ 103,618								$ 1,386,580
Amortization of original issuance debt discounts		0	$ 0	0	0
Notes Payable [Member]
Debt Instrument [Line Items]
Amortization of original issuance debt discounts						2,135,500	441,703
Eighteen Non Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt face amount							2,076,158	$ 2,076,158		2,076,158
Debt discount							408,000	408,000		408,000
Non Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Repayments of debt						156,000	310,000	$ 817,521
Balance of 20% notes		792,637	792,637	$ 792,637	792,637	792,637	792,637			792,637
10% OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt face amount							660,000			660,000
Debt discount							60,000			$ 60,000
Debt instrument description				The Company entered into Security Purchase Agreements with lenders for the sale of 10% original issue discount senior secured promissory notes (“10% Notes”) and warrants to purchase shares of the Company’s common stock equal to 50% of the face value. The 10% Notes accrue interest at 10% per annum payable quarterly, are convertible into shares of the Company’s common stock at the option of the holder at any time at a fixed ceiling price of $0.75 per share. The 10% Notes have full ratchet and anti-dilution provisions, a principal adjustment provision upon default, providing for a principal increase to 110% at maturity if unpaid, 120% at six months if unpaid and 130% at 12 months if unpaid. The 10% Notes were due March 31, 2022 and to date, all default provisions have been waived. The amounts due under the 10% Secured Convertible Notes are secured by assets of the Company pursuant to a security agreement.						During 2020 to 2022, the Company entered into Security Purchase Agreements with lenders for the sale of 10% original issue discount senior secured promissory notes (“10% Notes”)and warrants to purchase shares of the Company’s common stock equal to 50% of the face value. The 10% Notes accrue interest at 10% per annum payable quarterly, are convertible into shares of the Company’s common stock at the option of the holder at any time at a fixed ceiling price of $0.75 per share. The 10% Notes have full ratchet and anti-dilution provisions, a principal adjustment provision upon default, providing for a principal increase to 110% at maturity if unpaid, 120% at six months if unpaid and 130% at 12 months if unpaid. The 10% Notes were due March 31, 2022 and to date, all default provisions have been waived. The amounts due under the 10% Secured Convertible Notes are secured by assets of the Company pursuant to a security agreement.
Balance of 35% notes		5,808,000		$ 5,808,000		5,808,000
Accrued interest		2,174,253		2,174,253		1,652,965
Interest expense from amortization.		260,644	185,334	$ 521,288	360,382	0	235,491
Amortization of debt discounts from warrants						0	162,877
Amortization of incentive shares						$ 0	40,311
Warrants exercisable description.						Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are exercisable upon the completion of a “Qualified Financing” at a cash exercise price equal to the lower of 93.75% of the per share price of Company’s common stock sold to third-party investors in that Qualified Financing, or $0.75 per share, subject to adjustment. The value of the warrants was recorded as debt discounts that are being amortized to interest expense over the life of the notes.
Interest payable						$ 660,764	594,769			$ 594,769
Long-Term Debt, Gross							600,000			600,000
Notes payable						5,973,000	5,973,000			5,973,000
Original issuance discounts						0	175,491			175,491
Discounts from warrants						0	155,261			155,261
Discounts from deferred finance costs						0	40,311
Accrued interest current						828,527	$ 1,489,291			$ 1,489,291
10% OID Senior Secured Convertible Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Outstanding							330,000			330,000
10% OID Senior Secured Convertible Notes [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net							$ 7,616			$ 7,616
35 % OID Super Priority Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt face amount						538,462	5,062,000			5,062,000
Repayments of debt						0	390,000
Debt instrument description				During the years ended December 31, 2023 and 2022, the Company entered into Security Purchase Agreements with lenders for the sale of 35% original issue discount senior secured promissory notes (“35% Notes”), warrants to purchase shares of the Company’s common and shares of the Company’s common stock as incentives. The 35% Notes have a 35% original issuance discount being amortized to interest expense through maturity, are non-interest bearing, are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event and are prepayable by the Company at any time at a premium of 120% of the outstanding balance. Upon an occurrence of default, the holder shall have the right to convert the 35% Note and outstanding interest at the lower of a discount to market or subsequent financings. The amounts due under the 35% Notes are secured by assets of the Company pursuant to a security agreement.
Balance of 35% notes		5,600,462		$ 5,600,462		5,600,462	5,062,000			5,062,000
Interest expense from amortization.		0	0	108,379	94,241	224,025	1,568,805
Amortization of debt discounts from warrants		0	0	3,548	1,976	1,672	151,774
Amortization of incentive shares		0	0	1,819	913	$ 0	228,060
Warrants exercisable description.						Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are exercisable upon the completion of a Qualified Financing at a cash exercise price equal to 93.75% of the per share price of Company’s common stock sold to third-party investors in a Qualified Financing.
Debt discount, net						$ 188,462	1,772,000			1,772,000
Cash						280,000	2,659,000			2,659,000
Amortization of incentive shares						48,774	900
Original issuance discounts						0	203,195			203,195
Discounts from warrants						0	4,806			4,806
Discounts from deferred finance costs						0	12,940
Deferred Costs, Noncurrent						70,000	241,000			$ 241,000
Discounts from incentive shares						$ 0	$ 3,084
35 % OID Super Priority Senior Secured Convertible Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Common stock, issued						100,000	1,000,000
Class of Warrant or Right, Outstanding						269,231	3,005,960			3,005,960
20% OID Senior Secured Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt face amount		778,125		778,125		$ 468,250
Debt discount		85,000		85,000		77,999
Balance of 20% notes		1,246,375		$ 1,246,375		$ 468,250	$ 468,250			$ 468,250
Debt instrument description				During 2023, the Company entered into Security Purchase Agreements with lenders for the sale of 20% original issue discount senior secured promissory notes (“20% Notes”), warrants to purchase shares of the Company’s common stock with a five-year term, exercisable at any time at the option of the holder at a cash exercise price equal to 93.75% of the per share price of Company’s common stock sold to third-party investors in a qualified financing and incentive shares of the Company’s common stock. The 20% Notes accrue interest at 10% per annum, principal and interest are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event.		During 2023, the Company entered into Security Purchase Agreements with lenders for the sale of 20% original issue discount senior secured promissory notes (“20% Notes”), warrants to purchase shares of the Company’s common stock with a five-year term, exercisable at any time at the option of the holder at a cash exercise price equal to 93.75% of the per share price of Company’s common stock sold to third-party investors in a qualified financing and incentive shares of the Company’s common stock. The 20% Notes accrue interest at 10% per annum, principal and interest are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event.
Accrued interest						$ 1,727
Interest expense from amortization.						$ 8,250
Warrants exercisable description.				The holder shall have the right to convert the 20% Notes and outstanding interest on a qualified financing at a price equal to 85% of the offering price, or a 15% discount to the volume weighted average price of the Company’s common stock for the five days preceding the dates of conversions, subject to a maximum price of $1.00. The amounts due under the 20% Notes are secured by assets of the Company pursuant to a security agreement.		The holder shall have the right to convert the 20% Notes and outstanding interest on a Qualified Financing at a price equal to 85% of the offering price, or a 15% discount to the volume weighted average price of the Company’s common stock for the five days preceding the dates of conversions, subject to a maximum price of $1.00. The amounts due under the 20% Notes are secured by assets of the Company pursuant to a security agreement.
Debt discount, net		155,625		$ 155,625		$ 93,250
Cash		622,500		622,500		375.00
Interest payable		41,606		41,606		1,727
Interest expense from amortization		57,812	162,626	0	0
Amortization of incentive shares		$ 559	$ 7,846	$ 0	$ 0	$ 1,803
Original issuance discounts							85,000			85,000
20% OID Senior Secured Convertible Notes Payable [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Purchase of warrants						1,120,313
Common stock, issued				2,240,625		468,250
Class of Warrant or Right, Outstanding						233,500
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Original issuance discounts						$ 3,002,702
Convertible debt fees						527,051
Convertible Debt						281,712	1,894,500			$ 1,894,500
Outstanding balance of debt discount						$ 85,000	$ 0